Property and Equipment, Net	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET

Note 4.Property and Equipment, Net

Property and equipment consist of the following:

	Useful	April 30,	January 31,
	Life (Years)	2020	2020
Land, buildings and improvements	1 - 40	$25.9	$38.2
Machinery	1 - 20	189.0	257.9
Furniture and equipment	1 - 15	156.4	216.7
		371.3	512.8
Less accumulated depreciation		213.2	206.0
		$158.1	$306.8

The long-lived asset impairment charge has been preliminarily allocated to the above asset classes based on each asset class’s percentage of total property and equipment. Depreciation expense was $15.2 and $14.0 for the three months ended April 30, 2020 and 2019, respectively. Refer to Note 5 for a discussion of the interim long-lived asset recovery test performed during the three months ended April 30, 2020.

3. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	Useful	January 31,	January 31,
	Life (Years)	2020	2019
Land, buildings and improvements	1 - 40	$38.2	$32.3
Machinery	1 - 20	257.9	202.2
Furniture and equipment	1 - 15	216.7	190.1
		512.8	424.6
Less accumulated depreciation		206.0	152.7
		$306.8	$271.9

Depreciation expense was $60.2,  $40.7 and $33.2 for the years ended January 31, 2020, 2019 and 2018, respectively. Refer to Note 4. “Goodwill and Intangible Assets, Net” for a discussion of the interim long-lived asset recovery test performed during the year ended January 31, 2020.